Debt (Summary Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Nov. 14, 2011
Debt Instrument [Line Items]
Long-term debt	$ 5,431,948	$ 5,168,226
Long-term debt, current maturities	94,752	689,146
Long-term debt, excluding current maturities	5,337,196	4,479,080
Loans Payable | U.S. Term Loans
Debt Instrument [Line Items]
Long-term debt	1,156,250	1,250,000	1,250,000
Senior Notes | 2017 Senior Notes
Debt Instrument [Line Items]
Long-term debt	550,000	550,000
Senior Notes | 2018 Senior Notes
Debt Instrument [Line Items]
Long-term debt	826,974	818,774
Senior Notes | 2020 Senior Notes
Debt Instrument [Line Items]
Long-term debt	1,013,372	1,014,643
Senior Notes | 2023 Senior Notes
Debt Instrument [Line Items]
Long-term debt	748,452	0
Convertible Debt | Cash Convertible Notes
Debt Instrument [Line Items]
Long-term debt	1,136,768	937,160
Long-term debt, current maturities	1,000
Convertible Debt | Senior Convertible Notes
Debt Instrument [Line Items]
Long-term debt	0	593,983
Other
Debt Instrument [Line Items]
Long-term debt	$ 132	$ 3,666